Condensed Consolidated Statements Of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Class B [Member]	Preferred Stock	Common Stock	Common Stock Common Class B [Member]	Additional Paid-in Capital	Additional Paid-in Capital Common Class B [Member]	Common Units [Member]	Common Units [Member] Common Class B [Member]	Preferred Units [Member]	Preferred Units [Member] Common Class B [Member]	Senior Priority Units [Member]	Senior Priority Units [Member] Common Class B [Member]	Member Units	Member Units Common Class B [Member]	Accumulated Deficit
Common Units - Beginning Balance (Shares) at Dec. 31, 2018								750				0
Preferred Units - Beginning Balance (Shares) at Dec. 31, 2018										39,228
Beginning Balance member capital at Dec. 31, 2018										$ 39,074				$ 39,074
Balance at Beginning of Period at Dec. 31, 2018	$ 27,199															$ (11,875)
Proceeds from sale of Greenidge Coin, LLC preferred units (Shares)										15,000
Proceeds from sale of Greenidge Coin, LLC preferred units	15,000									$ 15,000				15,000
Net income (loss)	$ (8,475)															(8,475)
Common Units - Ending Balance (Shares) at Dec. 31, 2019	750							750				0
Preferred Units - Ending Balance (Shares) at Dec. 31, 2019										54,228
Members' Capital, Senior Priority Units, Ending Balance (in units) at Dec. 31, 2019												0
Ending Balance member capital at Dec. 31, 2019	$ 54,074							$ 0		$ 54,074		$ 0		54,074
Balance at End of Period (shares) at Dec. 31, 2019			0	0
Balance at End of Period at Dec. 31, 2019	33,724		$ 0	$ 0		$ 0										(20,350)
Net income (loss)	(2,177)															(2,177)
Common Units - Ending Balance (Shares) at Jun. 30, 2020								750
Preferred Units - Ending Balance (Shares) at Jun. 30, 2020										54,228
Members' Capital, Senior Priority Units, Ending Balance (in units) at Jun. 30, 2020												0
Ending Balance member capital at Jun. 30, 2020								$ 0		$ 54,074		$ 0		54,074
Balance at End of Period (shares) at Jun. 30, 2020			0	0
Balance at End of Period at Jun. 30, 2020	$ 31,547		$ 0	$ 0		0										(22,527)
Common Units - Beginning Balance (Shares) at Dec. 31, 2019	750							750				0
Preferred Units - Beginning Balance (Shares) at Dec. 31, 2019										54,228
Members' Capital, Senior Priority Units, Beginning Balance (in units) at Dec. 31, 2019												0
Beginning Balance member capital at Dec. 31, 2019	$ 54,074							$ 0		$ 54,074		$ 0		54,074
Balance at Beginning of Period (shares) at Dec. 31, 2019			0	0
Balance at Beginning of Period at Dec. 31, 2019	33,724		$ 0	$ 0		0										(20,350)
Net income (loss)	(2,466)
Common Units - Ending Balance (Shares) at Sep. 30, 2020								750
Preferred Units - Ending Balance (Shares) at Sep. 30, 2020										54,228
Members' Capital, Senior Priority Units, Ending Balance (in units) at Sep. 30, 2020												0
Ending Balance member capital at Sep. 30, 2020								$ 0		$ 54,074		$ 0		54,074
Balance at End of Period (shares) at Sep. 30, 2020			0	0
Balance at End of Period at Sep. 30, 2020	$ 31,258		$ 0	$ 0		0										(22,816)
Common Units - Beginning Balance (Shares) at Dec. 31, 2019	750							750				0
Preferred Units - Beginning Balance (Shares) at Dec. 31, 2019										54,228
Members' Capital, Senior Priority Units, Beginning Balance (in units) at Dec. 31, 2019												0
Beginning Balance member capital at Dec. 31, 2019	$ 54,074							$ 0		$ 54,074		$ 0		54,074
Balance at Beginning of Period (shares) at Dec. 31, 2019			0	0
Balance at Beginning of Period at Dec. 31, 2019	33,724		$ 0	$ 0		0										(20,350)
Conversion of notes payable to senior priority units—tranche 1 (Shares)												10,000
Conversion of notes payable to senior priority units—tranche 1	13,926											$ 13,926		13,926
Deemed distribution of Greenidge Coin, LLC preferred units										$ 1,276				1,276		(1,276)
Contribution of GGH Common Units for GGHI Common Stock (Shares)										(15,000)
Contribution of GGH Common Units for GGHI Common Stock										$ (16,276)		$ 16,276
Net income (loss)	$ (3,290)															(3,290)
Common Units - Ending Balance (Shares) at Dec. 31, 2020	750							750				10,000
Preferred Units - Ending Balance (Shares) at Dec. 31, 2020										39,228
Members' Capital, Senior Priority Units, Ending Balance (in units) at Dec. 31, 2020												10,000
Ending Balance member capital at Dec. 31, 2020	$ 69,276							$ 0		$ 39,074		$ 30,202		69,276
Balance at End of Period (shares) at Dec. 31, 2020			0	0
Balance at End of Period at Dec. 31, 2020	44,360		$ 0	$ 0		0										(24,916)
Common Units - Beginning Balance (Shares) at Jun. 30, 2020								750
Preferred Units - Beginning Balance (Shares) at Jun. 30, 2020										54,228
Members' Capital, Senior Priority Units, Beginning Balance (in units) at Jun. 30, 2020												0
Beginning Balance member capital at Jun. 30, 2020								$ 0		$ 54,074		$ 0		54,074
Balance at Beginning of Period (shares) at Jun. 30, 2020			0	0
Balance at Beginning of Period at Jun. 30, 2020	31,547		$ 0	$ 0		0										(22,527)
Net income (loss)	(289)															(289)
Common Units - Ending Balance (Shares) at Sep. 30, 2020								750
Preferred Units - Ending Balance (Shares) at Sep. 30, 2020										54,228
Members' Capital, Senior Priority Units, Ending Balance (in units) at Sep. 30, 2020												0
Ending Balance member capital at Sep. 30, 2020								$ 0		$ 54,074		$ 0		54,074
Balance at End of Period (shares) at Sep. 30, 2020			0	0
Balance at End of Period at Sep. 30, 2020	$ 31,258		$ 0	$ 0		0										(22,816)
Common Units - Beginning Balance (Shares) at Dec. 31, 2020	750							750				10,000
Preferred Units - Beginning Balance (Shares) at Dec. 31, 2020										39,228
Members' Capital, Senior Priority Units, Beginning Balance (in units) at Dec. 31, 2020												10,000
Beginning Balance member capital at Dec. 31, 2020	$ 69,276							$ 0		$ 39,074		$ 30,202		69,276
Balance at Beginning of Period (shares) at Dec. 31, 2020			0	0
Balance at Beginning of Period at Dec. 31, 2020	44,360		$ 0	$ 0		0										(24,916)
Contribution of Preferred Units, Senior Priority Units, and notes payable to related party for Greenidge class B common stock		$ 3,615			$ 3		$ 72,888				$ (39,074)		$ (30,202)		$ (69,276)
Contribution of Preferred Units, Senior Priority Units, and notes payable to related party for Greenidge class B common stock (shares)					26,800,300						(39,228)		(10,000)
Contribution of GGH Common Units for Greenidge class B common stock (shares)					1,199,700				(750)
Proceeds from issuance of preferred stock, net of stock issuance costs (shares)			1,620,000
Proceeds from issuance of preferred stock, net of stock issuance costs	37,113		$ 1			37,112
Stock-based compensation expense	1,063					1,063
Proceeds from stock options exercised (shares)				160,000
Proceeds from stock options exercised	1,000					1,000
Stock issued to purchase miners (shares)				160,000
Stock issued to purchase miners	991					991
Net income (loss)	4,797															4,797
Common Units - Ending Balance (Shares) at Jun. 30, 2021								0
Preferred Units - Ending Balance (Shares) at Jun. 30, 2021										0
Members' Capital, Senior Priority Units, Ending Balance (in units) at Jun. 30, 2021												0
Ending Balance member capital at Jun. 30, 2021	0							$ 0		$ 0		$ 0
Balance at End of Period (shares) at Jun. 30, 2021			1,620,000	28,320,000
Balance at End of Period at Jun. 30, 2021	$ 92,939		$ 1	$ 3		113,054										(20,119)
Common Units - Beginning Balance (Shares) at Dec. 31, 2020	750							750				10,000
Preferred Units - Beginning Balance (Shares) at Dec. 31, 2020										39,228
Members' Capital, Senior Priority Units, Beginning Balance (in units) at Dec. 31, 2020												10,000
Beginning Balance member capital at Dec. 31, 2020	$ 69,276							$ 0		$ 39,074		$ 30,202		$ 69,276
Balance at Beginning of Period (shares) at Dec. 31, 2020			0	0
Balance at Beginning of Period at Dec. 31, 2020	44,360		$ 0	$ 0		0										(24,916)
Issuance of warrants to advisor in connection with completion of Merger (Note 9)	8,779
Stock issued to purchase miners	991
Net income (loss)	(3,099)
Common Units - Ending Balance (Shares) at Sep. 30, 2021								0
Preferred Units - Ending Balance (Shares) at Sep. 30, 2021										0
Members' Capital, Senior Priority Units, Ending Balance (in units) at Sep. 30, 2021												0
Ending Balance member capital at Sep. 30, 2021	0							$ 0		$ 0		$ 0
Balance at End of Period (shares) at Sep. 30, 2021			0	38,667,705
Balance at End of Period at Sep. 30, 2021	205,802		$ 0	$ 4		233,813										(28,015)
Common Units - Beginning Balance (Shares) at Jun. 30, 2021								0
Preferred Units - Beginning Balance (Shares) at Jun. 30, 2021										0
Members' Capital, Senior Priority Units, Beginning Balance (in units) at Jun. 30, 2021												0
Beginning Balance member capital at Jun. 30, 2021	0							$ 0		$ 0		$ 0
Balance at Beginning of Period (shares) at Jun. 30, 2021			1,620,000	28,320,000
Balance at Beginning of Period at Jun. 30, 2021	92,939		$ 1	$ 3		113,054										(20,119)
Proceeds from issuance of preferred stock, net of stock issuance costs (shares)				2,960,731
Proceeds from issuance of preferred stock, net of stock issuance costs	91,588					91,588
Issuance of shares for investor fee associated with successful completion of Merger (shares)				562,174
Issuance of shares for investor fee associated with successful completion of Merger	17,826					17,826
Issuance of warrants to advisor in connection with completion of Merger (Note 9)	8,779					8,779
Conversion of Preferred Stock, Shares			(1,620,000)	6,480,000
Conversion of Preferred Stock			$ (1)
Shares issued upon exercise of warrants, Share				344,800
Shares issued upon Exercise Of Warrants Value	2,155					2,155
Stock-based compensation expense	411					411
Net income (loss)	(7,896)															(7,896)
Common Units - Ending Balance (Shares) at Sep. 30, 2021								0
Preferred Units - Ending Balance (Shares) at Sep. 30, 2021										0
Members' Capital, Senior Priority Units, Ending Balance (in units) at Sep. 30, 2021												0
Ending Balance member capital at Sep. 30, 2021	0							$ 0		$ 0		$ 0
Balance at End of Period (shares) at Sep. 30, 2021			0	38,667,705
Balance at End of Period at Sep. 30, 2021	$ 205,802		$ 0	$ 4		$ 233,813										$ (28,015)